Summary of Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Schedule of Property, Plant and Equipment	Depreciation is calculated on a straight-line basis over the estimated useful life of the assets as follows:

Building and leasehold/land improvements	Up to 50 years (or the remaining lease term of related land on which the buildings are erected, if shorter)
Equipment	2 to 10 years
Computers	5 years
Property, Plant and Equipment

(in millions)	Land and Land Improvements	Buildings and Leasehold Improvements	Equipment	Computers	Construction in Progress	Total
Cost
As of December 31, 2022	$78	$7,026	$22,566	$439	$3,384	$33,493
Additions(1)	14	7	19	4	745	789
Transfers from construction in progress	—	616	1,979	7	(2,602)	—
Disposals	—	(16)	(298)	(2)	(15)	(331)
Effects of exchange rate changes	—	2	11	—	—	13
As of December 31, 2023	92	7,635	24,277	448	1,512	33,964
Additions(1)	—	11	36	3	202	252
Transfers from construction in progress	—	127	1,361	8	(1,496)	—
Disposals	—	—	(406)	(1)	(4)	(411)
Effect of exchange rate changes	(1)	(4)	(20)	—	—	(25)
As of December 31, 2024	$91	$7,769	$25,248	$458	$214	$33,780
Accumulated Depreciation
As of December 31, 2022	$26	$3,954	$18,801	$391	$7	$23,179
Additions(1)	2	267	976	20	—	1,265
Disposals	—	(17)	(298)	(2)	—	(317)
Effects of exchange rate changes	—	1	7	—	—	8
As of December 31, 2023	28	4,205	19,486	409	7	24,135
Additions(1)	2	269	1,081	18	—	1,370
Impairments	1	566	362	1	5	935
Disposals	—	—	(404)	(1)	—	(405)
Effect of exchange rate changes	—	(2)	(15)	—	—	(17)
As of December 31, 2024	$31	$5,038	$20,510	$427	$12	$26,018

Net book value as of December 31, 2023	$64	$3,430	$4,791	$39	$1,505	$9,829

Net book value as of December 31, 2024	$60	$2,731	$4,738	$31	$202	$7,762
(1) The Company earned investment tax credits related to the construction of a wafer fabrication facility in Saratoga County, New York (which were netted against additions relating to Building and Leasehold Improvements and Equipment). These credits were generally earned based on when the related assets were placed in service. The Company recorded the investment tax credits as a reduction of property, plant and equipment costs. As of December 31, 2024 and 2023, the investment tax credits included in property, plant and equipment amounted to $174 million and $226 million, respectively.